FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables) - Aldel Financial Inc.	9 Months Ended
Sep. 30, 2021
Summary of liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	Fair Value
Liabilities:
Public Warrants	1	$11,615,000
Private Unit Warrants	3	$460,221
OTM Warrants	3	$2,898,999
Underwriter Warrants	3	$51,384
Total warrant liabilities		$15,025,604

Summary of significant inputs in the valuation model

Following are the significant inputs in the valuation model as of September 30, 2021:

	Private Unit		Underwriter
Inputs	Warrant	OTM Warrant	Warrant
Exercise price	$11.50	$15.00	$11.50
Common stock price	$10.09	$10.09	$10.09
Volatility	5% pre-merger / 30% post-merger	5% pre-merger / 30% post-merger	5% pre-merger / 30% post-merger
Probability of completing a Business Combination	90%	90%	90%
Expected term of the warrants	5.53	10.54	5.53
Risk-free rate	0.05% pre-merger / 0.98% post-merger	0.05% pre-merger / 1.52% post-merger	0.05% pre-merger / 0.98% post-merger
Dividend yield	0	0	0
Discount for lack of marketability	15%	15%	15%

Summary of change in fair value of the warrant liabilities

Warrant liabilities as of December 31, 2020	$—
Warrant liability recorded at fair value at issuance of warrants at close of IPO, private placement, and Underwriters’ over-allotment option as of April 12, 2021	5,917,625
Change in fair value of warrant liabilities	9,107,979
Total warrant liabilities as of September 30,2021(1)	$15,025,604

(1)Due to the use of quoted prices in an active market for Public Warrants as of June 30, 2021, the Company had transfers out of Level 3 to Level 1 amounting to $5,616,025 as of June 30, 2021. The Company deems the transfer between levels to have occurred at the end of the period.